Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible Assets
	Concession right	Transmission lines and electrical substations for wind farms		Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000		ARS 000	ARS 000
Cost

01-01-2021	48,675,033	3,966,827		24,394,937	77,036,797
Transfers	-	5,185	(1)	-	5,185
12-31-2021	48,675,033	3,972,012		24,394,937	77,041,982

Transfers	-	4,728	(1)	-	4,728
12-31-2022	48,675,033	3,976,740		24,394,937	77,046,710

Amortization and impairment

01-01-2021	42,586,716	507,518		14,113,296	57,207,530
Amortization for the year	2,029,439	198,788		3,759,234	5,987,461
Impairment	-	-		2,082,285	2,082,285
12-31-2021	44,616,155	706,306		19,954,815	65,277,276

Amortization for the year	2,029,439	198,937		1,732,400	3,960,776
Impairment	-	33,495		-	33,495
12-31-2022	46,645,594	938,738		21,687,215	69,271,547

Net book value

12-31-2021	4,058,878	3,265,706		4,440,122	11,764,706
12-31-2022	2,029,439	3,038,002		2,707,722	7,775,163